Financial Instruments - Summary of Significant Exchange Rates Applied (Detail)	12 Months Ended
	Mar. 31, 2024 ₨ / $	Mar. 31, 2024 ₨ / $ ₨ / د.إ	Mar. 31, 2024 ₨ / $ د.إ / ₨	Mar. 31, 2023 ₨ / $	Mar. 31, 2023 ₨ / $ ₨ / د.إ	Mar. 31, 2023 ₨ / $ د.إ / ₨	Mar. 31, 2024 ₨ / د.إ	Mar. 31, 2024 د.إ / ₨	Mar. 31, 2023 ₨ / د.إ	Mar. 31, 2023 د.إ / ₨
Foreign exchange rates [abstract]
Average exchange rate per unit	0.0121	0.0444	22.5401	0.0125	0.0458	21.8559
Reporting date rate per unit	0.012	0.012	0.012	0.0122	0.0122	0.0122	0.0441	22.6913	0.0447	22.3716